NET REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Licensing revenues	$ 2,000
Sales of Other products	7,702	$ 8,990	$ 5,003
Revenue	61,800	85,757	64,359
Movantik
Revenues
Revenues	$ 52,098	$ 76,767	$ 59,356